Commercial Mortgage Loans - Loans Receivable by Class (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Senior loans	$ 2,698,823	$ 2,721,325
Mezzanine loans	15,911	41,638
Total gross carrying value of loans	2,714,734	2,762,963
Allowance for loan losses	20,886	921
Total commercial mortgage loans, held for investment, net	$ 2,693,848	$ 2,762,042